Guarantee Deposit (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Redeemable Convertible Preferred Shares [Abstract]
Cash	$ 11,337,223	$ 20,592,223	¥ 58	¥ 58